Long Term Debt - Total Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt	$ 511,015	$ 458,365
Less: Current portion	5,400	0
Long-term portion	505,615	458,365
Issued In April,2007 maturing In June,2017 Capital Product Partners L.P. Bank Loan
Debt Instrument [Line Items]
Total debt	250,850	250,850
Margin	2.00%
Issued In March,2008 maturing In March,2018 Capital Product Partners L.P. Bank Loan
Debt Instrument [Line Items]
Total debt	241,165	188,515
Margin	3.00%
Issued In June,2011 maturing In March,2018 Capital Product Partners L.P. Bank Loan
Debt Instrument [Line Items]
Total debt	$ 19,000	$ 19,000
Margin	3.25%